Summary of Significant Accounting Policies - Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disaggregation of Revenue [Line Items]
Number of components not performance obligations | item	2	2
Stand-alone fair value as a percentage of gross selling price	1.00%	1.00%
Aggregate stand-alone fair value as a percentage of contract price	3.00%	3.00%
Number of packages offered | item	2	2
Number of performance obligations per package | item	1	1
Package term	1 month	1 month
Revenue	¥ 36,136,423	$ 5,670,593	¥ 16,257,933	¥ 7,824,904
Forfeiture rate (as a percent)	0.00%	0.00%
Revenue allocated to performance obligation	¥ 371,849		162,485	66,286
Amount charged to selling and marketing expenses	155,884		78,229	142,425
Liabilities related to unredeemed points	468,878		221,450
Vehicle sales
Disaggregation of Revenue [Line Items]
Contract liabilities	2,294,528		1,253,620
Revenue	33,169,740	$ 5,205,056	15,182,522	7,367,113
Energy and Service Packages
Disaggregation of Revenue [Line Items]
Contract liabilities	180,732		91,486
Automotive Regulatory Credits
Disaggregation of Revenue [Line Items]
Revenue	¥ 516,549		¥ 120,648	¥ 0